Consolidated Statement of Other Comprehensive Income $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)
Statement Line Items [Line Items]
NET INCOME FOR THE YEAR		$ 603,745	$ 603,634	$ 572,081
Other comprehensive income that will be reclassified subsequently to profit or loss
Net change in unrealized gains (losses) on financial instruments at fair value through OCI		15,969	(13,878)	4,775
Gains and losses on derivatives held as cash flow hedges		(37,546)	(30,943)	14,979
Cumulative translation adjustment
Subtotal Other comprehensive income before income taxes		(21,577)	(44,821)	19,754
Income tax		5,810	12,112	(5,120)
Total other comprehensive income items that will be reclassified subsequently to profit or loss		(15,767)	(32,709)	14,634
Other comprehensive income that will not be reclassified subsequently to profit or loss
Actuarial gains (losses)		(247)	(127)	164
Subtotal other comprehensive income before income taxes		(247)	(127)	164
Income taxes		66	35	(45)
Total other comprehensive income items that will not be reclassified subsequently to profit or loss		(181)	(92)	119
Subtotal other comprehensive income		(15,948)	(32,801)	14,753
TOTAL CONSOLIDATED COMPREHENSIVE INCOME		587,797	570,833	586,834
Attributable to:
Equity holders of the parent		587,796	570,832	586,833
Non-controlling interest		$ 1	$ 1	$ 1
USD
Statement Line Items [Line Items]
NET INCOME FOR THE YEAR	$ 802,980
Other comprehensive income that will be reclassified subsequently to profit or loss
Net change in unrealized gains (losses) on financial instruments at fair value through OCI	21,239
Gains and losses on derivatives held as cash flow hedges	(49,936)
Cumulative translation adjustment
Subtotal Other comprehensive income before income taxes	(28,697)
Income tax	7,727
Total other comprehensive income items that will be reclassified subsequently to profit or loss	(20,970)
Other comprehensive income that will not be reclassified subsequently to profit or loss
Actuarial gains (losses)	(329)
Subtotal other comprehensive income before income taxes	(329)
Income taxes	88
Total other comprehensive income items that will not be reclassified subsequently to profit or loss	(241)
Subtotal other comprehensive income	(21,211)
TOTAL CONSOLIDATED COMPREHENSIVE INCOME	781,769
Attributable to:
Equity holders of the parent	781,768
Non-controlling interest	$ 1